Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,351,000.00
Previously Paid Amount	0.00
Total Fee Amount	186.57
Total Offset Amount	0.00
Net Fee	186.57
Narrative - Max Aggregate Offering Price	$ 1,351,000
Final Prospectus	true